General Information (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total current assets	$ 1,661,948,432	$ 1,091,372,374
Total non-current assets	1,933,130,547	1,755,378,263
Total Assets	3,595,078,979	2,846,750,637
Total current liabilities	797,152,420	781,115,264
Total non-current liabilities	1,361,957,506	640,120,070
Total liabilities	2,159,109,926	1,421,235,334
Non-controlling interests	120,942,987	$ 117,897,071
Mahina SPA [Member]
Statement [Line Items]
Total current assets	114,510
Total non-current assets	1,035,490
Total Assets	1,150,000
Total current liabilities	0
Total liabilities	0
Net identifiable assets acquired	1,150,000
Non-controlling interests	(573,955)
Bargain purchase gain	(1,045)
Investment Value	575,000
La Consulta Vineyard [Member]
Statement [Line Items]
Total current assets	0
Total non-current assets	2,730,067
Total Assets	2,730,067
Total current liabilities	0
Total non-current liabilities	549,697
Total liabilities	549,697
Net identifiable assets acquired	2,180,370
Bargain purchase gain	(1,677,294)
Investment Value	$ 503,076